FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME, NET
FINANCIAL INCOME, NET

22— FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:

	2020	2019	2018
Interest income	10	20	19
Interest expense	(108)	(165)	(111)
Warrants exercised / forfeited	—	—	889
Total	(98)	(146)	797